Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		₩ 3,181,791	₩ 360,833
Non-current financial assets at fair value through profit or loss		527,717	672,031
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		3,181,791	360,833
Non-current financial assets at fair value through profit or loss		301,121	413,960
Financial assets at fair value through profit or loss | Beneficiary Certificate
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		294	629
Non-current financial assets at fair value through profit or loss		121,406	206,160
Financial assets at fair value through profit or loss | Cooperative
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through profit or loss		6,329	5,797
Financial assets at fair value through profit or loss | Others
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	[1]	3,181,497	360,204
Non-current financial assets at fair value through profit or loss	[1]	173,386	202,003
Financial assets designated as at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through profit or loss		₩ 226,596	₩ 258,071

[1]	‘Other’ includes MMT which is composed of government bonds, RP(Repurchase Paper), CP(Commercial Paper), etc.